Schedule of Investments (unaudited)
February 28, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.5%
AGL Energy Ltd.	1,198,757	$ 8,439,732
Ampol Ltd.	65,813	1,321,355
APA Group	3,164	20,708
Aristocrat Leisure Ltd.	1,150,198	39,321,477
BHP Group Ltd.	2,631,916	106,790,755
Coles Group Ltd.	811,208	11,896,689
Commonwealth Bank of Australia	366,209	45,436,103
Computershare Ltd.	721,755	15,913,924
CSL Ltd.	200,648	21,005,169
Evolution Mining Ltd.	1,931,064	22,910,247
Fortescue Ltd.	3,033,822	45,571,706
Glencore PLC	5,517,849	39,869,855
JB Hi-Fi Ltd.	9,262	541,405
Macquarie Group Ltd.	595,410	90,359,656
Mirvac Group	621,793	906,938
National Australia Bank Ltd.	357,214	12,449,831
Orica Ltd.	525,368	9,120,718
Perseus Mining Ltd.	467,943	2,011,431
Qantas Airways Ltd.	242,142	1,713,758
QBE Insurance Group Ltd.	729,245	11,324,735
REA Group Ltd.	33,151	3,922,013
Regis Resources Ltd.	1,112,913	7,532,762
Rio Tinto Ltd.	304,852	36,240,815
Rio Tinto PLC	178,563	17,690,178
Rocketboots Ltd.(a)(b)	1,389	287
Santos Ltd.	1,630,956	7,859,841
Vault Minerals Ltd.(a)	1,207	5,076
Wesfarmers Ltd.	161,379	9,142,630
Westgold Resources Ltd.	186,870	1,037,391
Worley Ltd.	1,158,413	9,328,605
		579,685,790
Austria — 0.2%
Erste Group Bank AG	102,214	12,132,212
Raiffeisen Bank International AG	200	9,936
		12,142,148
Belgium — 0.2%
Ageas SA/NV	118,015	8,759,854
KBC Group NV	963	130,422
UCB SA	20,234	6,077,958
		14,968,234
Chile — 0.0%
Antofagasta PLC	29,947	1,720,536
China — 0.2%
BOC Hong Kong Holdings Ltd.	1,845,500	10,555,815
Mobvista, Inc.(a)(c)	1,100,000	1,663,527
SITC International Holdings Co. Ltd.	809,000	3,450,957
Yangzijiang Shipbuilding Holdings Ltd.	171,400	585,841
		16,256,140
Denmark — 1.1%
Danske Bank A/S	16,694	871,002
Genmab A/S(a)	34,001	10,010,798
Novo Nordisk A/S, Class B	505,976	19,137,806
Orsted AS(a)(c)	90,034	2,121,091
Pandora A/S	278,847	22,042,964
Tryg A/S	319,084	7,901,060
Vestas Wind Systems A/S	751,450	19,210,302
		81,295,023
Finland — 0.6%
Kone Oyj, Class B	162,602	12,259,095
Nokia Oyj	1,950,327	14,968,799
Nordea Bank Abp	564,796	10,929,107
Sampo Oyj, A Shares	726,422	8,051,005
Wartsila Oyj Abp	49,019	2,128,632
		48,336,638
Security	Shares	Value
France — 11.8%
Air Liquide SA	149,300	$ 31,394,110
AXA SA	2,426,849	118,678,017
BNP Paribas SA	702,170	78,840,842
Bureau Veritas SA	330,884	11,498,709
Cie de Saint-Gobain SA	111,419	11,291,396
Credit Agricole SA	1,674,340	36,991,151
Danone SA	27,711	2,383,119
Dassault Systemes SE	404,260	8,852,792
Engie SA	111,797	3,819,330
EssilorLuxottica SA	140,364	37,152,533
Ipsen SA	94,094	18,367,388
Klepierre SA	88,529	3,725,616
Legrand SA	88,701	16,066,158
L’Oreal SA	103,839	48,653,374
LVMH Moet Hennessy Louis Vuitton SE	119,766	76,532,953
Publicis Groupe SA	190,997	17,007,348
Safran SA	268,238	108,029,839
Sanofi SA	1,078,928	105,520,627
Schneider Electric SE	5,455	1,782,748
Societe Generale SA	341,516	29,595,978
Thales SA	89,329	27,112,887
TotalEnergies SE	457,260	36,627,263
Veolia Environnement SA	624,408	26,441,633
Vinci SA	317,431	52,689,148
		909,054,959
Germany — 8.6%
adidas AG, Class N	144,386	26,788,676
Allianz SE, Registered Shares	216,828	97,372,503
BASF SE	294,372	16,861,672
Commerzbank AG	453,907	18,414,849
Continental AG	77,091	6,643,236
Deutsche Bank AG, Registered Shares	1,024,056	36,306,030
Deutsche Telekom AG, Registered Shares	3,175,973	127,547,571
Fresenius Medical Care AG	183,828	8,562,710
Fresenius SE & Co. KGaA	44,410	2,662,227
GEA Group AG	85,321	6,615,251
Hannover Rueck SE, Registered Shares	17,626	5,341,069
Heidelberg Materials AG	7,591	1,691,218
Henkel AG & Co. KGaA, NVS	16,146	1,583,738
Henkel AG & Co. KGaA	3,864	349,954
MTU Aero Engines AG, Class N	3,772	1,625,872
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	41,402	27,019,915
Nemetschek SE	37,063	2,952,723
Nordex SE(a)	153,078	7,725,386
Rational AG	5,971	5,175,123
Rheinmetall AG	15,569	30,798,196
RWE AG	161,411	10,383,362
SAP SE	424,882	85,355,561
Siemens AG, Registered Shares	219,651	63,510,739
Siemens Energy AG	292,436	56,638,354
Vonovia SE	408,234	13,842,202
		661,768,137
Hong Kong — 1.6%
AIA Group Ltd.	8,954,800	98,785,181
ASMPT Ltd.	2,000	28,511
Guotai Junan International Holdings Ltd.(b)	3,384,000	1,209,169
Link REIT	497,600	2,460,078
Swire Pacific Ltd., Class A	118,000	1,267,551
Techtronic Industries Co. Ltd.	1,229,500	19,912,590
		123,663,080
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	56,279
Indonesia — 0.3%
Jardine Matheson Holdings Ltd.	226,300	18,656,233
Ireland — 0.1%
Kerry Group PLC, Class A	87,268	7,754,248

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel — 0.8%
Bank Hapoalim BM	725,295	$ 18,305,093
Bank Leumi Le-Israel BM	371,869	9,002,768
Elbit Systems Ltd.	8,629	6,664,544
Israel Discount Bank Ltd., Class A	242,351	2,933,167
Mizrahi Tefahot Bank Ltd.	122,597	9,185,270
Nice Ltd.(a)	113,206	12,964,136
Nova Ltd.(a)	10,860	4,769,669
		63,824,647
Italy — 3.4%
A2A SpA	756,716	2,207,494
Amplifon SpA	241,184	3,740,836
Banca Mediolanum SpA	75,545	1,620,331
Coca-Cola HBC AG	87,629	5,688,115
Enel SpA	5,191,344	62,425,637
Eni SpA	1,965,269	45,898,356
Generali	326,657	13,909,418
Intesa Sanpaolo SpA	5,209,640	35,746,199
Leonardo SpA	36,266	2,443,281
MFE-MediaForEurope NV, Class A	23	84
MFE-MediaForEurope NV, Class B	2	9
Poste Italiane SpA(c)	154,705	4,144,543
Prysmian SpA	134,408	16,189,566
Recordati Industria Chimica e Farmaceutica SpA	89,269	5,100,288
Saipem SpA	1,451,207	6,101,715
Snam SpA	1,072,850	8,330,454
Terna - Rete Elettrica Nazionale	530,210	6,380,178
UniCredit SpA	479,598	40,836,504
		260,763,008
Japan — 24.2%
Advantest Corp.	219,400	37,993,391
AGC, Inc.	239,500	10,622,072
Ajinomoto Co., Inc.	61,000	1,940,174
ANA Holdings, Inc.	700	15,263
Asahi Group Holdings Ltd.	49,900	543,293
Asahi Intecc Co. Ltd.	3,100	66,817
Asahi Kasei Corp.	630,900	7,435,429
Astellas Pharma, Inc.	329,400	5,481,715
Canon, Inc.	455,300	13,759,995
CyberAgent, Inc.	537,900	4,742,839
Dai Nippon Printing Co. Ltd.	322,300	6,698,111
Daifuku Co. Ltd.	184,800	7,628,084
Dai-ichi Life Holdings, Inc.	1,183,700	12,146,368
Daiichi Sankyo Co. Ltd.	1,248,800	24,595,144
Daikin Industries Ltd.	207,300	26,338,503
Daiwa House Industry Co. Ltd.	1,587,900	57,301,716
Daiwa Securities Group, Inc.	608,000	6,389,655
Denso Corp.	896,600	12,864,349
Dentsu Group, Inc.(a)	209,500	3,953,441
ENEOS Holdings, Inc.	2,982,600	28,455,949
FANUC Corp.	361,600	16,373,296
Fast Retailing Co. Ltd.	17,400	7,629,256
Fujitsu Ltd.	1,847,700	41,190,625
Hamamatsu Photonics KK	204,400	2,635,246
Hitachi Ltd.	2,784,200	91,147,223
Horiba Ltd.	35,800	4,808,061
Hulic Co. Ltd.	255,700	3,388,624
Isuzu Motors Ltd.	200	3,728
ITOCHU Corp.	7,100	102,800
Japan Exchange Group, Inc.	293,800	3,998,305
Japan Post Bank Co. Ltd.	602,100	11,787,352
Japan Post Holdings Co. Ltd.	727,800	9,477,880
Japan Post Insurance Co. Ltd.	57,400	1,873,588
Japan Tobacco, Inc.	773,300	29,586,001
Kajima Corp.	143,100	6,544,026
Kansai Electric Power Co., Inc. (The)	826,500	14,928,048
Kao Corp.	274,300	11,712,996
KDDI Corp.	374,000	6,424,391
Keyence Corp.	7,000	2,950,162
Kioxia Holdings Corp.(a)	53,000	7,162,654
Security	Shares	Value
Japan (continued)
Kubota Corp.	137,000	$ 2,784,826
Kyushu Electric Power Co., Inc.	253,800	3,271,303
LY Corp.	5,469,400	13,518,907
Mitsubishi Corp.	1,387,000	46,805,067
Mitsubishi Electric Corp.	1,070,100	40,731,241
Mitsubishi HC Capital, Inc.	297,400	2,882,338
Mitsubishi Heavy Industries Ltd.	1,599,500	50,988,694
Mitsubishi UFJ Financial Group, Inc.	3,879,800	72,024,633
Mitsui & Co. Ltd.	896,400	33,605,787
Mitsui Chemicals, Inc.	241,500	3,677,029
Mitsui Fudosan Co. Ltd.	3,035,200	40,913,968
Mizuho Financial Group, Inc.	838,400	37,404,387
MS&AD Insurance Group Holdings, Inc.	433,400	12,077,307
Murata Manufacturing Co. Ltd.	2,579,500	67,453,748
NEC Corp.	1,623,800	45,017,070
NGK Insulators Ltd.	553,600	16,215,603
NH Foods Ltd.	19,100	875,706
Nidec Corp.	857,000	13,477,420
Nippon Electric Glass Co. Ltd.	6,300	276,817
Nippon Sanso Holdings Corp.	1,600	61,384
Nitto Denko Corp.	431,500	10,006,681
Nomura Holdings, Inc.	1,731,800	16,078,144
Nomura Real Estate Holdings, Inc.	350,900	2,612,114
Nomura Research Institute Ltd.	270,000	7,407,765
NSK Ltd.	316,100	2,843,715
Obayashi Corp.	1,202,000	33,933,601
Ono Pharmaceutical Co. Ltd.	1,738,100	29,880,842
ORIX Corp.	391,700	13,748,318
Otsuka Corp.	2,500	50,420
Otsuka Holdings Co. Ltd.	124,200	8,558,662
Pan Pacific International Holdings Corp.	2,418,000	16,159,301
Panasonic Holdings Corp.	5,400	87,081
Recruit Holdings Co. Ltd.	811,800	35,325,712
Resona Holdings, Inc.	699,100	8,530,293
Ricoh Co. Ltd.	214,400	2,014,300
SBI Holdings, Inc.	5,200	111,221
Secom Co. Ltd.	272,800	10,583,932
Shimadzu Corp.	18,500	514,937
Shimizu Corp.	804,600	17,983,731
Shin-Etsu Chemical Co. Ltd.	102,200	4,023,773
SoftBank Corp.	14,831,200	20,286,162
SoftBank Group Corp.	1,012,500	25,926,033
Sompo Holdings, Inc.	299,000	11,862,710
Sony Group Corp.	5,689,000	130,780,222
Sumitomo Chemical Co. Ltd.	9,620,800	35,144,849
Sumitomo Electric Industries Ltd.	116,000	7,665,189
Sumitomo Mitsui Financial Group, Inc.	1,767,900	66,712,743
Sumitomo Mitsui Trust Group, Inc.	624,400	21,772,143
Sumitomo Realty & Development Co. Ltd.	427,100	14,438,697
Suzuki Motor Corp.	2,232,100	33,756,880
Sysmex Corp.	837,100	7,902,954
T&D Holdings, Inc.	155,900	4,198,771
Taisei Corp.	75,600	9,823,177
TDK Corp.	1,508,800	23,308,561
Terumo Corp.	2,197,500	29,733,241
Tokio Marine Holdings, Inc.	618,700	25,695,626
Tokyo Electron Ltd.	274,000	77,096,695
Tokyo Gas Co. Ltd.	13,600	667,614
Toray Industries, Inc.	263,200	2,253,840
Tosoh Corp.	99,900	1,745,866
Toyota Motor Corp.	1,297,800	31,443,573
Unicharm Corp.	1,507,500	10,315,362
Yaskawa Electric Corp.	90,700	3,191,283
Yokohama Financial Group, Inc.	45,000	485,872
		1,863,422,411
Luxembourg — 0.0%
Eurofins Scientific SE	4,221	340,129
SES SA	9	67
		340,196

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Macau — 0.3%
Galaxy Entertainment Group Ltd.	1,321,000	$ 7,029,228
Sands China Ltd.	5,365,600	12,121,991
		19,151,219
Netherlands — 5.5%
Adyen NV(a)(c)	5,174	6,075,974
Argenx SE(a)	15,923	12,318,499
ASM International NV	27,649	23,318,823
ASML Holding NV	182,560	265,516,725
ASR Nederland NV	100,351	7,291,788
Euronext NV(c)	27,862	4,603,273
Heineken Holding NV	54,770	4,744,527
ING Groep NV	142,990	4,125,681
Koninklijke Ahold Delhaize NV	1,199,743	59,213,834
Koninklijke Philips NV	366,037	11,729,780
NN Group NV	52,658	4,318,883
Wolters Kluwer NV, Class C	274,169	22,148,892
		425,406,679
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	93,446	2,284,493
Meridian Energy Ltd.	123,023	417,091
		2,701,584
Nigeria — 0.0%
Airtel Africa PLC(c)	425,286	1,995,319
Norway — 1.0%
Aker BP ASA	217,383	6,604,667
DNB Bank ASA	723,669	22,907,323
Equinor ASA	684,380	20,506,885
Kongsberg Gruppen ASA	269,982	10,948,142
Mowi ASA	352,197	8,320,094
Norsk Hydro ASA	23,179	215,065
Salmar ASA	12,399	743,626
Telenor ASA	387,991	7,194,011
		77,439,813
Portugal — 0.4%
EDP SA	4,661,302	24,800,689
Jeronimo Martins SGPS SA	59,248	1,557,099
		26,357,788
Singapore — 0.7%
DBS Group Holdings Ltd.	719,060	32,390,205
Oversea-Chinese Banking Corp. Ltd.	102,700	1,738,011
Singapore Technologies Engineering Ltd.	1,468,500	11,555,508
Singapore Telecommunications Ltd.	2,190,200	8,713,850
STMicroelectronics NV	22,613	754,485
United Overseas Bank Ltd.	29,200	851,982
		56,004,041
Spain — 4.4%
ACS Actividades de Construccion y Servicios SA	201,667	26,022,064
Banco Bilbao Vizcaya Argentaria SA	468,678	10,855,334
Banco Santander SA	10,583,461	133,479,275
Bankinter SA	629,594	10,447,073
CaixaBank SA	249,503	3,075,194
Enagas SA	156,175	2,831,711
Endesa SA	790	32,229
Iberdrola SA	2,873,704	67,828,789
Industria de Diseno Textil SA	455,078	30,388,914
Naturgy Energy Group SA	422,349	13,144,913
Repsol SA	806,375	18,248,740
Telefonica SA	4,393,381	19,937,650
		336,291,886
Sweden — 2.5%
Assa Abloy AB, Class B	808,096	34,396,697
Atlas Copco AB, B Shares	29,137	546,221
Epiroc AB, Class B	6,766	175,916
Evolution AB(c)	79,748	4,803,254
H & M Hennes & Mauritz AB, B Shares	39,706	846,523
Hexagon AB, B Shares	1,402,253	15,952,362
Industrivarden AB, A Shares	18,269	1,036,855
Security	Shares	Value
Sweden (continued)
Industrivarden AB, C Shares	22,055	$ 1,245,309
Indutrade AB	60,664	1,572,818
Lifco AB, B Shares	20,501	727,393
Saab AB, Class B	520	37,969
Sandvik AB	860,980	37,944,433
Securitas AB, B Shares	1,131,025	20,127,298
Skanska AB, B Shares	688,600	21,110,322
Swedish Orphan Biovitrum AB(a)	100,664	4,398,664
Tele2 AB, B Shares	1,078,122	22,752,876
Telefonaktiebolaget LM Ericsson, B Shares	2,060,728	23,821,988
Telia Co. AB	181,047	929,461
		192,426,359
Switzerland — 5.0%
ABB Ltd., Registered Shares	1,328,284	123,711,407
Accelleron Industries AG	49,501	4,669,364
Avolta AG, Registered Shares	18,867	1,240,303
Chocoladefabriken Lindt & Spruengli AG, NVS	8	132,077
Cie Financiere Richemont SA, Registered Shares	35,345	7,205,351
DSM-Firmenich AG	157,451	11,245,109
Flughafen Zurich AG, Registered Shares	1,420	486,530
Julius Baer Group Ltd., Registered Shares	52,977	4,504,631
Logitech International SA, Registered Shares	212,183	19,466,374
Lonza Group AG, Registered Shares	1,267	881,253
Medmix AG(c)	2	25
Nestlé SA, Registered Shares	751,006	82,055,249
Schindler Holding AG, NVS	36,179	13,774,492
Schindler Holding AG, Registered Shares	8,894	3,242,279
SGS SA, Registered Shares	88,622	11,195,219
Sonova Holding AG, Registered Shares	54,716	14,264,766
UBS Group AG, Registered Shares	1,749,716	72,700,430
VAT Group AG(c)	861	607,251
Zurich Insurance Group AG, Class N	18,407	13,884,859
		385,266,969
United Kingdom — 13.8%
Admiral Group PLC	223,627	8,933,784
Anglo American PLC	319,338	15,932,596
Ashtead Group PLC	68,824	4,929,642
AstraZeneca PLC	495,161	104,198,029
Aviva PLC	1,009,243	9,300,607
BAE Systems PLC	2,418,956	69,074,622
Barclays PLC	15,509,556	94,138,577
British American Tobacco PLC	355,377	22,191,656
Bunzl PLC	25,120	741,187
CK Hutchison Holdings Ltd.	3,515,500	28,945,922
Close Brothers Group PLC(a)	15	100
Compass Group PLC	1,020,525	31,252,027
Diploma PLC	18,353	1,401,900
Endeavour Mining PLC	47,432	3,388,921
Entain PLC	92,854	719,428
Experian PLC	144,526	5,439,843
Halma PLC	275,324	15,492,371
HSBC Holdings PLC	5,842,181	109,196,267
IG Group Holdings PLC	271,775	4,767,046
IMI PLC	78,962	3,063,694
Imperial Brands PLC	750,513	33,614,626
Informa PLC	28,061	316,929
InterContinental Hotels Group PLC	96,947	13,322,493
International Consolidated Airlines Group SA	46,668	263,931
Intertek Group PLC	396,446	25,261,567
J Sainsbury PLC	3,362,360	15,814,183
JET2 PLC	11,484	194,051
Johnson Matthey PLC	2,593	70,382
Kingfisher PLC	5,086	25,583
Legal & General Group PLC	764,460	2,792,384
Lloyds Banking Group PLC	30,722,142	41,966,931
London Stock Exchange Group PLC	114,537	13,646,331
National Grid PLC	45,636	853,696
NatWest Group PLC	5,090,183	42,260,817
Next PLC	124,375	22,666,050

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	138,845	$ 12,232,096
RELX PLC	219,164	7,656,138
Rolls-Royce Holdings PLC	3,644,640	65,538,206
Sage Group PLC (The)	1,849,530	20,351,735
Shell PLC	1,944,480	81,440,412
Smith & Nephew PLC	380,095	7,016,568
Smiths Group PLC	399,415	14,766,520
Standard Chartered PLC	517,245	12,759,092
Tesco PLC	1,940,090	12,559,236
Unilever PLC	443,583	32,595,395
United Utilities Group PLC	4,875	91,379
Vodafone Group PLC	29,015,517	44,678,972
Weir Group PLC (The)	29,701	1,408,727
		1,059,272,649
United States — 4.4%
AP Moller - Maersk A/S, Class A	98	240,211
BP PLC	7,923,050	51,352,531
Carnival PLC	57,331	1,811,297
GSK PLC	1,667,083	49,534,486
Holcim AG	734	67,478
Novartis AG, Registered Shares	557,769	93,784,309
QIAGEN NV	27,682	1,376,328
Roche Holding AG, NVS	242,435	115,375,170
Roche Holding AG(a)	14,697	7,284,722
Tenaris SA	632,886	17,299,248
		338,125,780
Total Long-Term Investments — 98.6% (Cost: $5,917,574,504)		7,584,147,793
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(f)(g)(h)	1,543,104	$ 1,543,875
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(f)(g)	100,818,584	100,818,584
Total Short-Term Securities — 1.3% (Cost: $102,362,459)		102,362,459
Total Investments — 99.9% (Cost: $6,019,936,963)		7,686,510,252
Other Assets Less Liabilities — 0.1%		7,854,858
Net Assets — 100.0%		$ 7,694,365,110

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $56,279, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 25,912,976	$ —	$ (24,369,101)(a)	$ —	$ —	$ 1,543,875	1,543,104	$ 2,464 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	115,902,006	—	(15,083,422)(a)	—	—	100,818,584	100,818,584	2,577,982	—
				$ —	$ —	$ 102,362,459		$ 2,580,446	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	497	03/20/26	$ 78,653	$ 555,425

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 20,995	$ 579,664,795	$ —	$ 579,685,790
Austria	9,936	12,132,212	—	12,142,148
Belgium	—	14,968,234	—	14,968,234
Chile	—	1,720,536	—	1,720,536
China	—	16,256,140	—	16,256,140
Denmark	—	81,295,023	—	81,295,023
Finland	—	48,336,638	—	48,336,638
France	—	909,054,959	—	909,054,959
Germany	3,274,956	658,493,181	—	661,768,137
Hong Kong	—	123,663,080	—	123,663,080
India	—	—	56,279	56,279
Indonesia	—	18,656,233	—	18,656,233
Ireland	—	7,754,248	—	7,754,248
Israel	—	63,824,647	—	63,824,647
Italy	—	260,763,008	—	260,763,008
Japan	76,647	1,863,345,764	—	1,863,422,411
Luxembourg	—	340,196	—	340,196
Macau	—	19,151,219	—	19,151,219
Netherlands	59,213,834	366,192,845	—	425,406,679
New Zealand	—	2,701,584	—	2,701,584
Nigeria	—	1,995,319	—	1,995,319
Norway	7,194,011	70,245,802	—	77,439,813
Portugal	—	26,357,788	—	26,357,788
Singapore	—	56,004,041	—	56,004,041
Spain	15,976,624	320,315,262	—	336,291,886
Sweden	37,969	192,388,390	—	192,426,359
Switzerland	—	385,266,969	—	385,266,969
United Kingdom	15,814,183	1,043,458,466	—	1,059,272,649
United States	240,211	337,885,569	—	338,125,780
Short-Term Securities
Money Market Funds	102,362,459	—	—	102,362,459
	$ 204,221,825	$ 7,482,232,148	$ 56,279	$ 7,686,510,252
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 555,425	$ —	$ —	$ 555,425

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust